Share-Based Compensation - Summary of Estimated Fair Value of Share Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	27.00%
Dividend yield	0.00%	0.00%
Exercise multiples	2.2
Life of options (years)	10 years	10 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free rate of interest	2.85%	3.20%
Volatility		28.00%
Exercise multiples		2.8
Fair value of underlying ordinary shares	$ 0.31	$ 0.98
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free rate of interest	2.79%	1.47%
Volatility		27.00%
Exercise multiples		2.2
Fair value of underlying ordinary shares	$ 0.13	$ 0.14